FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  06/30/05

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	08/2/05

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         69 data records

Form 13F Information Table Value Total:         64,115 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50                  345395206      298     7400 SH       SOLE                                       7400
American Mutual Fund Class A                    027681105      453 17180.5640SH      SOLE                                 17180.5640
Amdocs Limited                 COM              G02602103      243     9200 SH       SOLE                                       9200
American Express Co.           COM              025816109     2044    38400 SH       SOLE                     4750             33650
Amgen                          COM              031162100     1008    16675 SH       SOLE                     3150             13525
Arthur J. Gallagher & Co.      COM              363576109     1857    68450 SH       SOLE                     9200             59250
BB&T Corp.                     COM              054937107     1714    42875 SH       SOLE                     5100             37775
Bank Of America Corp           COM              060505104      394     8632 SH       SOLE                                       8632
Barclays PLC (ADR)             COM              06738E204      513    12850 SH       SOLE                     2950              9900
Bristol-Myers Squibb Co.       COM              110122108      545    21825 SH       SOLE                     2950             18875
Canon, Inc. (ADR)              COM              138006309     1658    31500 SH       SOLE                     2800             28700
Chevron Texaco Corp.           COM              166764100     1257    22474 SH       SOLE                     4400             18074
Citigroup, Inc.                COM              172967101     1898    41050 SH       SOLE                     3550             37500
Clear Channel Communication    COM              184502102      592    19150 SH       SOLE                     6250             12900
Coca-Cola Co.                  COM              191216100     2209    52912 SH       SOLE                     9100             43812
Colgate-Palmolive              COM              194162103      324     6500 SH       SOLE                     1000              5500
Comerica, Inc.                 COM              200340107      243     4200 SH       SOLE                                       4200
Costco Wholesale               COM              22160K105      936    20928 SH       SOLE                     2903             18025
Diageo Plc (ADR)               COM              25243Q205     1401    23625 SH       SOLE                     1400             22225
Diebold, Inc.                  COM              253651103      559    12400 SH       SOLE                     1400             11000
Dr. Reddy's Laboratories       COM              256135203      553    32700 SH       SOLE                     3000             29700
Duke Energy Corp.              COM              264399106      668    22464 SH       SOLE                     4306             18158
El Paso Corp.                  COM              28336L109      274    23750 SH       SOLE                     1800             21950
Energy East Corp.              COM              29266M109     2104    72600 SH       SOLE                     8000             64600
FPL Group, Inc.                COM              302571104     1396    33200 SH       SOLE                                      33200
First Data Corporation         COM              319963104     1542    38418 SH       SOLE                     5100             33318
Fiserv Inc.                    COM              337738108     1153    26890 SH       SOLE                     3050             23840
Garmin, Ltd.                   COM              G37260109     1820    42580 SH       SOLE                     5750             36830
General Dynamics               COM              369550108     1120    10225 SH       SOLE                     2500              7725
General Electric               COM              369604103     2238    64581 SH       SOLE                     8058             56523
Goldman Sachs Group, Inc.      COM              38141G104      548     5375 SH       SOLE                     1800              3575
Home Depot                     COM              437076102     2001    51428 SH       SOLE                     6953             44476
Honda Motor Co., Ltd.(ADR)     COM              438128308     1619    65800 SH       SOLE                    10400             55400
Honeywell Int'l                COM              438516106     1230    33575 SH       SOLE                     5425             28150
IBM Corp.                      COM              459200101     1006    13558 SH       SOLE                     1300             12258
James Hardie Ind. N.V.  ADS    COM              47030M106      541    18600 SH       SOLE                     3300             15300
Jefferson-Pilot Corp.          COM              475070108     2203    43687 SH       SOLE                     5300             38387
Johnson & Johnson              COM              478160104     1871    28785 SH       SOLE                     3350             25435
Lamar Advertising Co.          COM              512815101      357     8350 SH       SOLE                     1200              7150
Liberty Media Corp - A         COM              530718105      727    71307 SH       SOLE                    10872             60435
Masco Corp.                    COM              574599106      219     6900 SH       SOLE                      100              6800
Microsoft Corp.                COM              594918104     2203    88674 SH       SOLE                    11400             77274
Nova Biogenetics, Inc.         COM              66978M100       27    23700 SH       SOLE                                      23700
Oakley, Inc.                   COM              673662102      371    21800 SH       SOLE                     3700             18100
Omnicom Group, Inc.            COM              681919106      962    12050 SH       SOLE                     2200              9850
Oracle Corp.                   COM              68389X105      135    10200 SH       SOLE                                      10200
P.F. Chang's China Bistro      COM              69333Y108      224     3800 SH       SOLE                      800              3000
Perrigo Co.                    COM              714290103      225    16156 SH       SOLE                     4106             12050
Pfizer, Inc.                   COM              717081103     2003    72638 SH       SOLE                     8120             64518
Popular Inc.                   COM              733174106      675    26793 SH       SOLE                    19493              7300
R&G Financial Corp.            COM              749136107      246    13900 SH       SOLE                                      13900
Raytheon Company               COM              755111507      370     9463 SH       SOLE                     1200              8263
Ryanair Holdings, PLC          COM              783513104      296     6600 SH       SOLE                     1400              5200
SAP Aktiengesellschaft ADR     COM              803054204      582    13450 SH       SOLE                     4450              9000
Scottish Power Adr             COM              81013T705      729    20480 SH       SOLE                     2000             18480
Scotts Miracle Gro Company     COM              810186106      456     6400 SH       SOLE                      700              5700
Sigma-Aldrich Corp.            COM              826552101      382     6815 SH       SOLE                     1300              5515
Solectron Corp.                COM              834182107       54    14200 SH       SOLE                     2400             11800
Southern Co                    COM              842587107     1703    49125 SH       SOLE                     8800             40325
Sysco Corporation              COM              871829107     1871    51703 SH       SOLE                     8603             43100
Tesco PLC SPN/ADR              COM              881575302      297    17300 SH       SOLE                     4500             12800
Teva Pharm. Indus. ADR         COM              881624209     1000    32100 SH       SOLE                     4100             28000
The Advisory Board Company     COM              00762W107      244     5000 SH       SOLE                                       5000
United Technologies Corp.      COM              913017109     2092    40740 SH       SOLE                     5600             35140
W Holding Co., Inc.            COM              929251106      301    29487 SH       SOLE                     6617             22870
Westwood One                   COM              961815107      247    12100 SH       SOLE                     1400             10700
Williams-Sonoma                COM              969904101      210     5300 SH       SOLE                     3000              2300
iShares MSCI - Mexico          COM              464286822      496    18300 SH       SOLE                     1500             16800
iShares Tr. S&P LatAm 40 Index COM              464287390      377     4050 SH       SOLE                     1100              2950
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